Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of option activity during the year ended December 31, 2019 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2019	3,020,550	1.0	5.6	199,056

Granted	—
Forfeited	(2,804)
Expired	—
Exercised	(770,559)

Outstanding, as of December 31, 2019	2,247,187	0.6	4.7	171,306

Vested and expected to vest as of December 31, 2019	2,247,187	0.6	4.7	171,306
Exercisable as of December 31, 2019	2,247,187	0.6	4.7	171,306

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2018	4,471,816	40.09

Granted	1,124,109	87.08
Vested	(2,208,169)	36.98
Forfeited	(867,201)	41.01

Outstanding and unvested, as of December 31, 2019	2,520,555	61.05

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Fulfillment	2,904	5,831	9,839
Sales and marketing	20,363	28,346	22,209
Technology and content	13,822	13,445	9,817
General and administrative	21,142	28,240	33,318

	58,231	75,862	75,183